Assets Held For Sale(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Assets Held For Sale Abstract [Abstract]
Schedule Of Assets Held For Sale

Details of assets held for sale as of December 31, 2017 and 2018, are as follows:

	2017
	Acquisition cost[1]		Accumulated impairment		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	133,445	￦	(1,492)	￦	131,953	￦	251,520
Buildings held for sale		34,862		(11,309)		23,553		24,548

Total	￦	168,307	￦	(12,801)	￦	155,506	￦	276,068

	2018
	Acquisition cost[1]		Accumulated impairment		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	16,048	￦	(3,442)	￦	12,606	￦	16,552
Buildings held for sale		9,054		(4,708)		4,346		4,403

Total	￦	25,102	￦	(8,150)	￦	16,952	￦	20,955

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation.

The changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2017 and 2018, are as follows:

2017
Beginning	Provision[1]	Reversal		Disposal and others[1]		Ending
(In millions of Korean won)
￦ (29,248)	￦ (24,192)	￦	5,138	￦	35,501	￦ (12,801)

2018
Beginning	Provision	Reversal		Others		Ending
(In millions of Korean won)
￦ (12,801)	￦ (5,281)	￦	286	￦	9,646	￦ (8,150)

[1]	Including the amount related to the group of the assets disposed in 2017, which was classified as held for sale

As of December 31, 2018, assets held for sale consist of eight real estates of closed offices, which were committed to sell by the management, but not yet sold as of December 31, 2018. Negotiation with buyers is in process for the two assets and the remaining six assets are also being actively marketed.

Fair Value Measurement Inputs Of Assets Held Forsale Whose Fair Values Are Measured Table Text Block [Text Block]

The valuation technique and input variables that are used to measure the fair value of assets held for sale as of December 31, 2018, are as follows:

	2018
	Fair value		Valuation technique[1]	Unobservable input[2]	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	20,955	Market comparison approach model and others	Adjustment index	0.30 ~1.08	Fair value increases as the adjustment index rises.
				Adjustment ratio	-20.00~0.00	Fair value decreases as the absolute value of adjustment index rises.

[1]	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.
[2]	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.

The fair values of assets held for sale were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.